Commitments and Contingencies (Details Textual) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Commitments and Contingencies (Textual)
Total rental expenses for all operating leases	$ 421	$ 354	$ 1,418	$ 1,340	$ 1,368
Unrecognized tax benefits and interest	$ 3,091		$ 2,121